Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 57,878	€ 25,274
Additions	9,106	36,262
Business combinations	18,322	1,567
Transfers
Depreciation for the year	(8,454)	(4,999)
Translation differences	(669)	(226)
Ending balance	76,183	57,878
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,457	26,854
Ending balance	91,216	64,457
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,579)	(1,580)
Ending balance	(15,033)	(6,579)
Buildings and Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,675	12,623
Additions	807	7,105
Business combinations	1,234
Transfers	363	640
Depreciation for the year	(1,984)	(1,693)
Translation differences	(31)
Ending balance	19,064	18,675
Buildings and Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,829	13,084
Ending balance	23,202	20,829
Buildings and Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,153)	(460)
Ending balance	(4,137)	(2,153)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,809	2,646
Additions	220	1,542
Business combinations		126
Transfers	(26)	18
Depreciation for the year	(705)	(525)
Translation differences	(24)	2
Ending balance	3,274	3,809
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,749	3,061
Ending balance	4,919	4,749
Fixtures and fittings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(941)	(416)
Ending balance	(1,646)	(941)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35,222	9,167
Additions	6,887	27,443
Business combinations	17,088	1,441
Transfers	929	180
Depreciation for the year	(5,765)	(2,781)
Translation differences	(614)	(228)
Ending balance	53,747	35,222
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,707	9,871
Ending balance	62,997	38,707
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,485)	(704)
Ending balance	(9,250)	(3,485)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172	838
Additions	1,192	172
Business combinations
Transfers	(1,266)	(838)
Depreciation for the year
Translation differences
Ending balance	98	172
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172	838
Ending balance	€ 98	€ 172